SCHEDULE OF EFFECTIVE INCOME TAX RATE (Details) (Parenthetical)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
A A T P L B A S L S E A And W A T P [Member]
Tax percentage	1.20%
A A T P H K [Member]
Tax percentage		6.20%
A A T P L B A S L S E A W A T P And D S Y [Member]
Tax percentage		6.50%